Note 3 - Activity for the Allowance for Uncollectible Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance at beginning of period	$ 114	$ 165	$ 144
Provision for bad debt expense	$ 200		124
Write-off, net of recoveries		$ 51	103
Balance at end of period	$ 314	$ 114	$ 165